January 17, 1996




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549


Re:  Dreyfus LifeTime Portfolios, Inc.
     Registration Statement File No. 33-66088
     CIK No.:  909230

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on January 12, 1996.


                                         Very truly yours,



                                         Todd Lebo
                                         Counsel
                                         The Dreyfus Corporation




TL:lr

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan